Income Taxes (Unrecognized Tax Benefit) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 28, 2014
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized Tax Benefit - Beginning balance	$ 64.2	$ 58.8	$ 66.1	$ 1.6
Gross Increases - Tax Positions in Prior Period	0.8	3.4	2.1
Gross Decreases - Tax Positions in Prior Period	(0.9)	(4.2)	(4.9)
Gross Increases - Tax Positions in Current Period	8.9	15.1	8.0
Settlements	(4.5)	0	(0.3)
Lapse of Statute of Limitations	(3.6)	(9.6)	(11.4)
Foreign Currency Translation	(7.2)	0.7	(0.8)
Unrecognized Tax Benefit - Ending Balance	$ 57.7	$ 64.2	$ 58.8	$ 1.6